additional statement of cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
additional statement of cash flow information
Schedule of operating activities and investing activities

Years ended December 31 (millions)	Note	2020	2019
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(231)	$(329)
Inventories		30	(61)
Contract assets		298	123
Prepaid expenses		79	—
Accounts payable and accrued liabilities		189	73
Income and other taxes receivable and payable, net		(49)	(287)
Advance billings and customer deposits		54	(10)
Provisions		(100)	159
		$270	$(332)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(2,672)	$(2,772)
Intangible assets subject to amortization	18	(640)	(660)
		(3,312)	(3,432)
Additions arising from leases	17	530	509
Additions arising from non-monetary transactions		7	17
Capital expenditures	5	(2,775)	(2,906)
Effect of asset retirement obligations		(157)	(153)
		(2,932)	(3,059)
Other non-cash items included above
Change in associated non-cash investing working capital		(50)	(31)
Non-cash change in asset retirement obligation		160	138
		110	107
		$(2,822)	$(2,952)

Schedule of changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	payments	(Note 4(i))	Other	period
YEAR ENDED DECEMBER 31, 2019
Dividends payable to holders of Common Shares	$326	$—	$(1,332)	$—	$1,358	$352
Dividends reinvested in shares from Treasury	—	—	183	—	(183)	—
	$326	$—	$(1,149)	$—	$1,175	$352
Short-term borrowings	$100	$850	$(851)	$—	$1	$100
Long-term debt
TELUS Corporation senior notes	$12,186	$3,474	$(1,000)	$(145)	$(36)	$14,479
TELUS Corporation commercial paper	774	4,135	(3,860)	(34)	—	1,015
TELUS Communications Inc. debentures	620	—	—	—	1	621
TELUS International (Cda) Inc. credit facility	419	96	(64)	(22)	2	431
Other	—	—	(8)	—	275	267
Lease liabilities	1,483	—	(333)	(16)	527	1,661
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	(73)	3,860	(3,856)	179	(147)	(37)
	15,409	11,565	(9,121)	(38)	622	18,437
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(3,860)	3,860	—	—	—
	$15,409	$7,705	$(5,261)	$(38)	$622	$18,437

YEAR ENDED DECEMBER 31, 2020
Dividends payable to holders of Common Shares	$352	$—	$(1,469)	$—	$1,520	$403
Dividends reinvested in shares from Treasury	—	—	539	—	(539)	—
	$352	$—	$(930)	$—	$981	$403
Short-term borrowings	$100	$215	$(223)	$—	$8	$100
Long-term debt
TELUS Corporation senior notes	$14,479	$1,500	$(900)	$(60)	$2	$15,021
TELUS Corporation commercial paper	1,015	1,782	(2,116)	50	—	731
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	431	1,600	(191)	(27)	(9)	1,804
Other	267	—	(319)	—	325	273
Lease liabilities	1,661	—	(365)	7	534	1,837
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(37)	2,137	(2,109)	94	35	120
	18,437	7,019	(6,000)	64	888	20,408
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long‑term debt	—	(2,137)	2,137	—	—	—
	$18,437	$4,882	$(3,863)	$64	$888	$20,408